CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Noble Finance Company	Noble Finance Company Common Stock	Noble Finance Company Additional Paid-in Capital	Noble Finance Company Retained Earnings (Accumulated Deficit)	Noble Finance Company Accumulated Other Comprehensive Income (Loss)	Noble Finance Company Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2018		246,794,000						261,246,000
Beginning balance at Dec. 31, 2018	$ 4,654,574	$ 2,468	$ 699,409	$ 3,608,366	$ (57,072)	$ 401,403	$ 4,653,468	$ 26,125	$ 647,082	$ 3,635,930	$ (57,072)	$ 401,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net							(42,103)			(42,103)
Capital contribution by parent - share-based compensation							14,689		14,689
Employee related equity activity
Amortization of share-based compensation	14,737		14,737
Issuance of share-based compensation shares (in shares)		2,406,000
Issuance of share-based compensation shares		$ 24	(24)
Tax benefit of equity transactions	(2,803)		(2,803)
Purchase of noncontrolling interests	(106,744)		95,774			(202,518)	(106,744)		95,774			(202,518)
Net income (loss)	(874,366)			(700,590)		(173,776)	(734,904)			(561,128)		(173,776)
Net loss	(700,590)						(561,128)
Dividends paid to noncontrolling interests	(25,109)					(25,109)	(25,109)					(25,109)
Other comprehensive income, net	(1,317)				(1,317)		(1,317)				(1,317)
Ending balance (in shares) at Dec. 31, 2019		249,200,000						261,246,000
Ending balance at Dec. 31, 2019	3,658,972	$ 2,492	807,093	2,907,776	(58,389)	$ 0	3,757,980	$ 26,125	757,545	3,032,699	(58,389)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net							(76,245)			(76,245)
Capital contribution by parent - share-based compensation							9,169		9,169
Employee related equity activity
Amortization of share-based compensation	8,159		8,159
Issuance of share-based compensation shares (in shares)		1,884,000
Issuance of share-based compensation shares		$ 19	(19)
Tax benefit of equity transactions	(437)		(437)
Net income (loss)	(3,978,459)						(3,904,673)
Net loss	(3,978,459)			(3,978,459)			(3,904,673)			(3,904,673)
Other comprehensive income, net	$ 377				377		$ 377				377
Ending balance (in shares) at Dec. 31, 2020	251,084,000	251,084,000					261,246,000	261,246,000
Ending balance at Dec. 31, 2020	$ (311,388)	$ 2,511	814,796	(1,070,683)	(58,012)		$ (213,392)	$ 26,125	766,714	(948,219)	(58,012)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net							(26,503)			(26,503)
Capital contribution by parent - share-based compensation							710		710
Employee related equity activity
Amortization of share-based compensation	710		710
Issuance of share-based compensation shares (in shares)		43,000
Tax benefit of equity transactions	(1)		(1)
Net income (loss)	250,228			250,228			193,825			193,825
Net loss	250,228						193,825
Other comprehensive income, net	108				108		108				108
Issuance of Successor common stock and warrants (in shares)		50,000,000
Issuance of Successor common stock and warrants	1,018,768	$ 1	1,018,767
Cancellation of Predecessor equity (in shares)		(251,127,000)
Cancellation of Predecessor equity	60,343	$ (2,511)	(815,505)	820,455	57,904		1,061,402		222,601	780,897	57,904
Ending balance (in shares) at Feb. 05, 2021		50,000,000						261,246,000
Ending balance at Feb. 05, 2021	1,018,768	$ 1	1,018,767				1,016,150	$ 26,125	990,025	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net							(49,569)		(32,678)	(16,891)
Capital contribution by parent - share-based compensation							16,096		16,096
Employee related equity activity
Amortization of share-based compensation	16,096		16,096
Exchange of common stock for penny warrants (in shares)		(6,463,000)
Net income (loss)	101,982			101,982			87,385			87,385
Net loss	101,982						87,385
Other comprehensive income, net	5,389				5,389		5,389				5,389
Exercise of common stock warrants (in shares)		35,000
Exercise of common stock warrants	730		730
Issuance of common stock for Pacific Drilling merger (in shares)		16,600,000
Issuance of common stock for Pacific Drilling merger	$ 357,662		357,662				$ 419,967
Capital contribution by parent - Pacific Drilling merger									419,967
Ending balance (in shares) at Dec. 31, 2021	60,172,000	60,172,000					261,246,000	261,246,000
Ending balance at Dec. 31, 2021	$ 1,500,627	$ 1	$ 1,393,255	$ 101,982	$ 5,389		$ 1,495,418	$ 26,125	$ 1,393,410	$ 70,494	$ 5,389